UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Money Market Fund

March 31, 2009

1.814634.104

MIS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value
Alabama - 0.2%
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.35%, VRDN (a)	$ 500,000	$ 500,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.45%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
		2,500,000
California - 0.2%
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.49%, LOC Citibank NA, VRDN (a)(d)	1,800,000	1,800,000
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. (Greater Hartford YMCA Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	2,720,000	2,720,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Georgia - 0.1%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.47%, LOC Wachovia Bank NA, VRDN (a)	1,300,000	1,300,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.82% (Liquidity Facility Citibank NA) (a)(d)(f)	1,700,000	1,700,000
Illinois - 0.5%
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) Series 2003, 0.4% (BP PLC Guaranteed), VRDN (a)(d)	4,950,000	4,950,000
Indiana - 0.3%
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 2004, 0.2%, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(d)	4,500,000	4,500,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Series 2006 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	1,200,000	1,200,000
Michigan - 79.5%
Clarkston Cmnty. Schools Bonds 5% 5/1/09 (Michigan Gen. Oblig. Guaranteed)	3,470,000	3,478,481
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Econ. Dev. Corp. Rev.:
(Michigan Opera Theatre Proj.) Series 1999, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,700,000	$ 1,700,000
(Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 0.55%, LOC Bank of America NA, VRDN (a)	2,530,000	2,530,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 0.55% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Grand Rapids and Kent County Joint Bldg. Auth. Bonds (Devos Place Proj.) Series 2001, 5% 12/1/09	1,000,000	1,028,921
Grand Rapids Cmnty. College Bonds Series 2008, 5% 5/1/09	1,225,000	1,229,218
Grand Rapids Pub. Schools Bonds (School Bldg. and Site Proj.) Series 2004 A, 5% 5/1/09	1,400,000	1,404,197
Grand Valley Michigan State Univ. Rev. Series 2008 B, 2.5%, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
Holt Pub. Schools 0.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	23,345,000	23,345,000
Jackson County Hosp. Fin. Auth. Hosp. Rev.:
(W.A. Foote Memorial Hosp. Proj.) Series 2006 A, 0.5% (Assured Guaranty Corp. Insured), VRDN (a)	10,000,000	10,000,000
(Washington Foote Memorial Hosp. Proj.) Series B, 0.5% (Assured Guaranty Corp. Insured), VRDN (a)	13,900,000	13,900,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 1.5%, LOC RBS Citizens NA, VRDN (a)	9,900,000	9,900,000
Series 2008 C, 0.5%, LOC Bank of New York, New York, VRDN (a)	12,100,000	12,100,000
Lakeview School District Calhoun County Series B, 0.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	10,885,000	10,885,000
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series A, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,325,000	1,325,000
Michigan Bldg. Auth. Rev.:
Bonds:
(State Police Communications Sys., Phase II Proj.) Series 2000, 5.5% 10/1/09 (Escrowed to Maturity) (e)	3,000,000	3,073,711
Series I, 5% 10/15/09	1,000,000	1,022,949
Series 2007 I, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	42,900,000	42,900,000
Series 5, 0.75% 4/2/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	15,930,000	15,930,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.47%, LOC Wachovia Bank NA, VRDN (a)	400,000	400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	$ 24,000,000	$ 25,083,519
Participating VRDN Series ROC II R 11676, 0.61% (Liquidity Facility Citibank NA) (a)(f)	3,870,000	3,870,000
(Ascension Health Cr. Group Proj.):
Series 2008 B4, 0.25%, VRDN (a)	10,500,000	10,500,000
Series 2008 B5, 0.31%, VRDN (a)	13,400,000	13,400,000
Series 2008 B7, 0.31%, VRDN (a)	22,800,000	22,800,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,400,000	30,400,000
Series 2006 C, 1.5%, LOC RBS Citizens NA, VRDN (a)	9,000,000	9,000,000
Series 2007, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	1,985,000	1,985,000
(Hosp. Equip. Ln. Prog.) Series B, 0.59%, LOC Bank of America NA, VRDN (a)	7,350,000	7,350,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series 2008 B3, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	27,900,000	27,900,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.64%, LOC Banco Santander SA, VRDN (a)	7,710,000	7,710,000
(Trinity Health Sys. Proj.):
Series 2005 E, 0.2%, VRDN (a)	5,000,000	5,000,000
Series 2005 F, 0.4%, VRDN (a)	16,710,000	16,710,000
Series 2008 C:
0.45% 4/6/09, CP	11,700,000	11,700,000
0.5% 4/2/09, CP	11,700,000	11,700,000
0.5% 4/2/09, CP	11,700,000	11,700,000
0.6% 4/6/09, CP	11,700,000	11,700,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.55%, LOC Fannie Mae, VRDN (a)(d)	1,120,000	1,120,000
(Hunt Club Apts. Proj.) 0.62%, LOC Fannie Mae, VRDN (a)(d)	7,095,000	7,095,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
Series 2001, 5% 10/1/09	1,000,000	1,018,633
Series 2002, 5.25% 10/1/09	11,970,000	12,221,508
Participating VRDN Series Putters 3263, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	8,345,000	8,345,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
BAN Series 2008, 3% 7/15/09	$ 11,200,000	$ 11,268,197
Michigan State Univ. Revs. 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	22,700,000	22,700,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.8%, LOC Bank of America NA, VRDN (a)(d)	8,000,000	8,000,000
(Bosal Ind. Proj.) Series 1998, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(Consumers Energy Co. Proj.):
0.4%, LOC Wells Fargo Bank NA, VRDN (a)	17,500,000	17,500,000
0.53%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Edison Co. Proj.) Series 2008 ET, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	38,700,000	38,700,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.4%, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Series 2001 B, 0.5%, LOC Bank of America NA, VRDN (a)	20,755,000	20,755,000
(Doss Ind. Dev. Co. Proj.) 3.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	700,000	700,000
(Grand Rapids Art Museum Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
(Holland Plastics Corp. Proj.) 0.9%, LOC Bank of America NA, VRDN (a)(d)	3,040,000	3,040,000
(John H. Dekker & Sons Proj.) Series 1998, 0.97%, LOC Bank of America NA, VRDN (a)(d)	635,000	635,000
(Louisiana-Pacific Corp. Proj.) Series 1991, 0.57%, LOC Wachovia Bank NA, VRDN (a)	5,970,000	5,970,000
(Orchestra Place Renewal Proj.) Series 2000, 0.55%, LOC ABN-AMRO Bank NV, VRDN (a)	9,720,000	9,720,000
(Pioneer Laboratories, Inc. Proj.) 0.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,100,000	2,100,000
(S&S LLC Proj.) Series 2000, 0.82%, LOC Bank of America NA, VRDN (a)(d)	1,405,000	1,405,000
(Temperance Enterprise Proj.) Series 1996, 1.34%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	800,000	800,000
(The Spiratex Co. Proj.) Series 1994, 3.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
(Trilan LLC Proj.) 1.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(W.H. Porter, Inc. Proj.) Series 2001, 0.8%, LOC Bank of America NA, VRDN (a)(d)	$ 2,405,000	$ 2,405,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.49%, LOC JPMorgan Chase Bank, VRDN (a)	11,760,000	11,760,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (a)	8,575,000	8,575,000
Michigan Strategic Fund Rev. (Rest Haven Christian Svcs. Proj.) Series A, 0.53%, LOC KBC Bank NV, VRDN (a)	7,985,000	7,985,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.55%, LOC Barclays Bank PLC, VRDN (a)(d)	12,744,000	12,744,000
Michigan Trunk Line Fund Rev. Bonds Series 2006, 5% 11/1/09	9,285,000	9,489,862
Northern Michigan Univ. Revs. Bonds Series 2006 A, 5% 12/1/09	1,500,000	1,538,885
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
Saline Area Schools 0.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	44,700,000	44,700,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.59%, LOC KBC Bank NV, VRDN (a)	6,300,000	6,300,000
Wayne County Arpt. Auth. Rev.:
Participating VRDN Series DB 652, 0.52% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	11,300,000	11,300,000
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,400,000	23,400,000
Series 2008 E, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,900,000	3,900,000
Series 2008 F, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Western Michigan Univ. Rev. Bonds Series 2009, 3% 11/15/09	1,525,000	1,542,846
		778,494,927
New Mexico - 0.8%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 0.3%, VRDN (a)	8,000,000	8,000,000
North Carolina - 0.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.99%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	670,000	670,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.5%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,200,000	$ 1,200,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.65%, VRDN (a)(d)	3,700,000	3,700,000
		4,900,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,000,000	3,013,287
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,707,529
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,500,000	1,506,643
		6,227,459
Tennessee - 0.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.35%, LOC Bank of America NA, VRDN (a)	1,269,000	1,269,000
Series 2005, 0.35%, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
		3,669,000
Virginia - 0.6%
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.88% (Liquidity Facility Citibank NA) (a)(f)	5,800,000	5,800,000
	Shares
Other - 10.6%
Fidelity Municipal Cash Central Fund, 0.46% (b)(c)	103,496,000	103,495,999
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $936,027,385)		936,027,385
NET OTHER ASSETS - 4.4%		43,225,958
NET ASSETS - 100%		$ 979,253,343
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 106,975
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 936,027,385	$ -	$ 936,027,385	$ -
Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $936,027,385.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio Municipal
Money Market Fund

March 31, 2009

1.814645.104

OFS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.6%
	Principal Amount	Value
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.82% (Liquidity Facility Citibank NA) (a)(d)(f)	$ 2,000,000	$ 2,000,000
Illinois - 0.2%
Chicago Wastewtr. Transmission Rev. Series 2008 C2, 0.5%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.8%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.75%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.8%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		7,200,000
Louisiana - 0.3%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Massachusetts - 0.6%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.87% (Liquidity Facility Citibank NA) (a)(f)	7,000,000	7,000,000
Minnesota - 0.7%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.6% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Nevada - 0.6%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.65%, LOC Bayerische Landesbank, VRDN (a)(d)	3,700,000	3,700,000
Series 2005 A2, 0.65%, LOC Bayerische Landesbank, VRDN (a)(d)	3,700,000	3,700,000
		7,400,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.7%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.75%, LOC Bank of America NA, VRDN (a)(d)	$ 1,600,000	$ 1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.67%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 95.4%
Akron Gen. Oblig. BAN Series 2008 B, 2.5% 12/10/09	8,885,000	8,948,732
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	25,425,000	25,425,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 0.65%, tender 8/15/09 (a)	6,378,000	6,378,000
Series 2008 A, 0.6% 6/5/09, LOC JPMorgan Chase Bank, CP	12,500,000	12,500,000
Avon Gen. Oblig. BAN:
(Recreational Facilities Impt. Proj.) 2.35% 5/14/09	1,830,000	1,830,750
2.35% 5/14/09	12,400,000	12,405,081
Beavercreek City School District BAN:
Series 2009, 2% 8/18/09	9,805,000	9,855,653
2% 8/18/09	3,000,000	3,009,076
Buckeye Valley Local School District Delaware County BAN 2% 6/23/09	7,500,000	7,512,724
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,445,000	5,445,000
Clark County Gen. Oblig. BAN 2% 5/6/09	1,275,000	1,275,240
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	31,000,000	31,000,000
Series 2008 C, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	6,845,000	6,845,000
Series 2008 D, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,775,000	3,775,000
Series 2008 E, 0.7%, LOC KBC Bank NV, VRDN (a)(d)	35,425,000	35,425,000
Series 2009 A, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,075,000	3,075,000
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 0.5%, LOC Wachovia Bank NA, VRDN (a)	11,650,000	11,650,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Clinton Massie Local School District BAN (School Construction Proj.) 3.125% 11/18/09	$ 2,020,000	$ 2,026,533
Columbus City School District:
Participating VRDN Series 1488, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,650,000	3,650,000
BAN:
Series A, 2% 8/13/09	10,000,000	10,047,931
Series B, 1.5% 12/16/09	11,500,000	11,564,570
Columbus Gen. Oblig.:
Bonds Series 2005 D, 5% 12/15/09	1,000,000	1,027,556
BAN 2.5% 12/16/09	6,225,000	6,286,134
Columbus Swr. Rev. Participating VRDN Series BBT 08 13, 0.37% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	12,445,000	12,445,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.84%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,125,000	3,125,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.79%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,370,000	12,370,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	765,000	765,000
(Pubco Corp. Proj.) Series 2001, 0.99%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,040,000	1,040,000
Cuyahoga Falls Gen. Oblig. BAN Series 2008, 2.75% 12/9/09	4,500,000	4,539,799
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.65%, VRDN (a)(d)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 2.5% 5/5/09	12,100,000	12,108,409
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 0.66%, LOC Fannie Mae, VRDN (a)(d)	6,400,000	6,400,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,995,000	5,995,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,320,000	11,320,000
Series 2000, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)	14,330,000	14,330,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.: - continued
(Childrens Hosp. Med. Ctr. Proj.):
Series 2002 I, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 4,255,000	$ 4,255,000
Series 2007 N, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	3,220,000	3,220,000
Hamilton Gen. Oblig. BAN 2% 9/10/09	12,000,000	12,000,000
Hilliard Gen. Oblig. BAN 2.25% 8/27/09	3,790,000	3,797,551
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	11,900,000	11,900,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,490,000	2,490,000
Lancaster Port Auth. Gas Rev. 0.46% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,200,000	25,200,000
Lorain County Gen. Oblig. BAN (Swr. Impt. Proj.) 2.5% 5/14/09	2,800,000	2,802,285
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	20,700,000	20,700,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,250,000	2,250,000
Lucas County Gen. Oblig. BAN:
2% 4/22/09	9,130,000	9,131,287
3% 7/30/09	7,000,000	7,029,412
Marysville Gen. Oblig. BAN 2.5% 6/3/09	7,670,000	7,677,135
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,582,424
Mason Gen. Oblig. BAN 1.5% 3/11/10	2,600,000	2,618,232
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.67%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,720,000	3,720,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 1.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,005,000	1,005,000
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,400,000	12,425,527
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series 2004 A, 0.55%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.75%, VRDN (a)	11,000,000	11,000,000
0.75%, LOC Cr. Agricole SA, VRDN (a)(d)	12,100,000	12,100,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,650,000	13,650,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(FirstEnergy Corp. Proj.) Series A, 0.57%, LOC Barclays Bank PLC, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
(FirstEnergy Generation Corp. Proj.):
Series 2008 A, 0.35%, LOC Barclays Bank PLC, VRDN (a)	19,900,000	19,900,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	18,550,000	18,550,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/09	1,000,000	1,020,651
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/09	7,830,000	8,007,590
Ohio Gen. Oblig. Bonds:
(Higher Ed. Cap. Facilities Proj.) Series 2002 II A:
5.5% 12/1/09	2,490,000	2,559,741
5.5% 12/1/09	3,875,000	3,969,817
(Third Frontier Research and Dev. Proj.) Series 2006 A, 4% 5/1/09	3,600,000	3,607,016
Series 2002 B, 5% 11/1/09	1,000,000	1,018,568
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/09	1,110,000	1,116,072
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5, 0.53% 6/1/09, CP	12,700,000	12,700,000
Series 2008 B6, 0.35% 5/1/09, CP	12,700,000	12,700,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(John Carroll Univ. Proj.) Series 1999, 5.85% 4/1/20 (Pre-Refunded to 4/1/09 @ 102) (e)	2,875,000	2,932,500
(Univ. of Dayton Proj.) Series 2009, 4% 12/1/09	1,145,000	1,167,678
(Cleveland Clinic Foundation Proj.):
Series 2008 B2, 0.3%, VRDN (a)	9,000,000	9,000,000
Series 2008 B3, 0.3%, VRDN (a)	25,250,000	25,250,000
(Mount Union College Proj.) Series 1995, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	7,300,000	7,300,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 1.5%, LOC RBS Citizens NA, VRDN (a)	20,200,000	20,200,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	2,975,000	2,975,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 06 A2, 0.65% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	$ 6,295,000	$ 6,295,000
Series Putters 1334, 0.79% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.54% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 B2, 0.55% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	8,575,000	8,575,000
Series 2005 F, 0.55% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	13,000,000	13,000,000
Series 2006 F, 0.55% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,700,000	11,700,000
Series B, 0.63% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,700,000	11,700,000
Series 2004 D, 0.55% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,740,000	4,740,000
Series B, 0.5% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,990,000	11,990,000
Series F, 0.63% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,000,000	4,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.25%, LOC RBS Citizens NA, VRDN (a)(d)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.77%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.8%, LOC Bank of America NA, VRDN (a)(d)	5,670,000	5,670,000
(Wingate at Belle Meadows Proj.) 0.63%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.65% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	12,000,000	12,000,000
Series 2006 N, 0.55% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	37,495,000	37,494,998
Series 2008 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	12,100,000	12,100,000
Series 2008 H, 0.58% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2008-1, 3% 6/15/09	12,800,000	12,829,095
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 0.4%, VRDN (a)	$ 2,300,000	$ 2,300,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.38%, VRDN (a)(d)	37,275,000	37,275,000
Series 1999, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	3,100,000	3,100,000
Series 2000, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	16,675,000	16,675,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	1,540,000	1,540,000
Series 2004, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	5,000,000	5,000,000
Series B, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	6,800,000	6,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.69%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.57%, LOC Barclays Bank PLC, VRDN (a)(d)	5,880,000	5,880,000
Series A, 0.65%, LOC Barclays Bank PLC, VRDN (a)(d)	22,800,000	22,800,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2008, 3.25% 12/1/09	1,265,000	1,286,787
BAN 4% 10/1/09	7,000,000	7,056,791
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 3% 8/4/09	11,000,000	11,064,676
Perrysburg Gen. Oblig. BAN:
3.5% 11/5/09	2,196,000	2,199,170
3.625% 11/5/09	1,450,000	1,453,144
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	12,100,000	12,100,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,765,000	1,765,000
Shaker Heights Gen. Oblig. Bonds 3.65% 4/22/09	2,845,000	2,846,294
Stow Gen. Oblig. BAN 2.25% 5/8/09	10,675,000	10,681,493
Strongsville Gen. Oblig. BAN 3.25% 5/14/09	2,740,000	2,741,443
Sylvania City School District BAN 2% 7/23/09	5,000,000	5,011,548
Toledo City School District Bonds (School Facilities Impt. Proj.) Series 2009, 2% 12/1/09	4,330,000	4,361,738
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.75%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN Series E, 2.75% 7/21/09	8,950,000	8,977,538
Series 2008 B, 0.49%, LOC Bayerische Landesbank, VRDN (a)	24,000,000	24,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Toledo Gen. Receipts Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,450,000	$ 12,450,000
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,106,327
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 3.2%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.99%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,520,000	1,520,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,850,000	3,850,000
		1,107,715,716
Pennsylvania - 0.4%
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gloria Dei Proj.) Series 2006, 2.48%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,205,000	2,205,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 3.04%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 3.04%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
		4,105,000
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,100,000	3,113,730
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,707,529
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,600,000	1,607,086
		6,428,345
Tennessee - 0.6%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (a)	7,035,000	7,035,000
Municipal Securities - continued
	Shares	Value
Other - 1.8%
Fidelity Municipal Cash Central Fund, 0.46% (b)(c)	21,266,000	$ 21,266,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,191,750,061)		1,191,750,061
NET OTHER ASSETS - (2.6)%		(30,068,974)
NET ASSETS - 100%		$ 1,161,681,087
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 17,401
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,191,750,061	$ -	$ 1,191,750,061	$ -
Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,191,750,061.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania Municipal
Money Market Fund

March 31, 2009

1.814638.104

PFR-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount	Value
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.67%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 4,100,000	$ 4,100,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.82% (Liquidity Facility Citibank NA) (a)(d)(f)	1,400,000	1,400,000
Kansas - 0.5%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.4%, LOC Harris NA, VRDN (a)	4,000,000	4,000,000
Kentucky - 1.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.8%, LOC Commerzbank AG, VRDN (a)(d)	1,500,000	1,500,000
Series 2008 A, 0.75%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(d)	3,400,000	3,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.8%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		8,500,000
Massachusetts - 0.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 2479Z, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,100,000	3,100,000
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 2.15% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	1,845,000	1,845,000
Series 2007 D, 0.65% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	1,435,000	1,435,000
		3,280,000
Nevada - 0.7%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.65%, LOC Bayerische Landesbank, VRDN (a)(d)	2,700,000	2,700,000
Series 2005 A2, 0.65%, LOC Bayerische Landesbank, VRDN (a)(d)	2,700,000	2,700,000
		5,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.3%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.65%, VRDN (a)(d)	$ 2,800,000	$ 2,800,000
Oklahoma - 0.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 0.67%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 87.2%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 4% 6/15/09	9,690,000	9,731,813
(South Hills Health Sys. Proj.) Series 2000 A, 2%, tender 6/1/09, LOC PNC Bank NA, Pittsburgh (a)	6,750,000	6,750,000
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,250,000	4,250,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 1.34%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	700,000	700,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.99%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,370,000	1,370,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.74%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,170,000	4,170,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.5%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
Series 2006 B, 0.65%, LOC Royal Bank of Scotland PLC, VRDN (a)	13,000,000	13,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.58%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(d)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.5%, LOC Wachovia Bank NA, VRDN (a)	8,750,000	8,750,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.48%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,276,750
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.5%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 11,725,000	$ 11,725,000
Series 1998 A2, 0.8%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	3,300,000	3,300,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,275,000	1,275,000
Chester County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) 0.46%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 3.04%, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,000,000	20,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	7,130,000	7,130,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.48%, LOC Lloyds TSB Bank PLC, VRDN (a)	7,900,000	7,900,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.3%, VRDN (a)	11,000,000	11,000,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 2.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,385,000	4,385,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,180,000	2,180,000
Haverford Township School District Series 2009, 0.47%, LOC TD Banknorth, NA, VRDN (a)	3,500,000	3,500,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,310,000	7,310,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.42%, LOC BNP Paribas SA, VRDN (a)(d)	14,340,000	14,340,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.35%, LOC Wachovia Bank NA, VRDN (a)	1,775,000	1,775,000
Series 2008 B, 0.35%, LOC Wachovia Bank NA, VRDN (a)	8,400,000	8,400,000
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	15,285,000	15,285,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.67%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 600,000	$ 600,000
Lower Merion School District Series 2009 B, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300,000	4,300,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.48%, LOC Bank of New York, New York, VRDN (a)	7,475,000	7,475,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Bonds (Abington Memorial Hosp. Proj.) Series 1998 A, 4.75% 6/1/09	1,635,000	1,643,673
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (PECO Energy Proj.) Series 1994 A, 0.7% tender 5/4/09, LOC BNP Paribas SA, CP mode	4,600,000	4,600,000
(RAF Pennsburg L.P. Proj.) Series 2006 A, 0.67%, LOC Wachovia Bank NA, VRDN (a)(d)	4,925,000	4,925,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.49%, LOC Fannie Mae, VRDN (a)	4,530,000	4,530,000
(Forge Gate Apts. Proj.) Series 2001 A, 0.49%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 0.49%, LOC Fannie Mae, VRDN (a)	6,780,000	6,780,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.79%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,920,000	3,920,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.79%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,487,000	2,487,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,700,000	5,700,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(PSEG Pwr. LLC Proj.) Series 2007, 0.51%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,500,000	5,500,000
(Shippingport Proj.) Series A, 0.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.75%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	7,250,000	7,250,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
(Westrum Harleysville II, LP Proj.) Series 2005, 0.75%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	$ 11,535,000	$ 11,535,000
Series 2002 B5, 0.74%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,200,000	5,200,000
Series 2002 B6, 0.74%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700,000	700,000
Series 2004 D2, 0.74%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300,000	1,300,000
Series 2004 D6, 0.74%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.8%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.):
Series 1986 A, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	7,020,000	7,020,000
Series 1996 C, 0.65%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
Second Series 1992, 6% 7/1/09	4,375,000	4,419,862
Second Series, 5.25% 10/15/09	6,600,000	6,717,465
Participating VRDN:
Series BBT 08 1, 0.47% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	5,000,000	5,000,000
Series Putters 3350, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,045,000	7,045,000
Series Putters 3352Z, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,000,000	4,000,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.56%, LOC UniCredit SpA, VRDN (a)	18,720,000	18,720,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2005 B, 5.25% 9/1/09	1,000,000	1,018,881
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Drexel Univ. Proj.) Series B, 0.49%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 11,405,000	$ 11,405,000
(Holy Family Univ. Proj.) Series 2008, 0.47%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(King's College Proj.) Series 2002 J3, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	740,000	740,000
(Mercyhurst College Proj.) Series 12, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	925,000	925,000
(Philadelphia Univ. Proj.) Series 2004 B, 0.5%, LOC Wachovia Bank NA, VRDN (a)	4,535,000	4,535,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 3.04%, LOC Citizens Bank of Pennsylvania, VRDN (a)	13,100,000	13,100,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.74% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,225,000	4,225,000
Series Merlots 07 C50, 0.65% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	9,290,000	9,290,000
Series Putters 1213 B, 0.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	2,515,000	2,515,000
Series 2002 74A, 0.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.8% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	11,575,000	11,575,000
Series 2003 79B, 0.8% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 85C, 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	500,000	500,000
Series 2006 92B, 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,269,999
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.55%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Series 2008 B3, 0.55%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Philadelphia Arpt. Rev. Series 2005 C, 0.55%, LOC TD Banknorth, NA, VRDN (a)(d)	28,500,000	28,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 8,125,000	$ 8,125,000
(The Franklin Institute Proj.) Series 2006, 0.55%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Chestnut Hill College Proj.) Series 1999, 6% 10/1/29 (Pre-Refunded to 10/1/09 @ 102) (e)	4,360,000	4,561,837
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2005 A, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	4,700,000	4,700,000
Philadelphia School District:
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
Series 2008 A3, 0.55%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Series 2008 B1, 0.47%, LOC Wachovia Bank NA, VRDN (a)	3,850,000	3,850,000
Series 2008 B3, 0.47%, LOC Wachovia Bank NA, VRDN (a)	4,600,000	4,600,000
Series 2008 B4, 0.47%, LOC Wachovia Bank NA, VRDN (a)	2,500,000	2,500,000
Series 2008 C1, 0.37%, LOC TD Banknorth, NA, VRDN (a)	16,600,000	16,600,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.5%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	860,000	860,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.):
Series 2005 A, 0.75% tender 4/7/09, CP mode	8,750,000	8,750,000
Series 2005 C, 0.85% tender 5/6/09, CP mode	10,000,000	10,000,000
(Univ. Cap. Proj.) Series 2000 B, 0.54% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,300,000	6,300,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.49%, LOC Wachovia Bank NA, VRDN (a)	8,100,000	8,100,000
York County Gen. Oblig. TRAN 2% 4/30/09	6,665,000	6,670,883
York County Indl. Dev. Auth. Rev. (York Container Co. Proj.) 0.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000,000	10,000,000
York County Indl. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 1993 A, 0.55% tender 5/1/09, LOC BNP Paribas SA, CP mode	2,000,000	2,000,000
		694,548,163
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 0.89% (Liquidity Facility Bank of America NA) (a)(f)	18,830,000	18,830,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 1,900,000	$ 1,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	2,670,000	2,681,825
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	2,200,000	2,210,890
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,100,000	1,104,872
		26,727,587
Texas - 0.2%
Texas Gen. Oblig. (Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.55% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	2,000,000	2,000,000
Virginia - 0.4%
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.72%, LOC Wachovia Bank NA, VRDN (a)(d)	3,190,000	3,190,000
	Shares
Other - 1.6%
Fidelity Municipal Cash Central Fund, 0.46% (b)(c)	12,625,000	12,625,000
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $772,670,750)		772,670,750
NET OTHER ASSETS - 3.0%		23,680,170
NET ASSETS - 100%		$ 796,350,920
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,800
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 772,670,750	$ -	$ 772,670,750	$ -
Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $772,670,750.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009